GENERAL INFORMATION - Share-based awards to VEON's Group Executive Committee and Board of Directors (Details) - shares		1 Months Ended
	Apr. 12, 2024	Jun. 30, 2024	Apr. 30, 2024	Jan. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Feb. 28, 2023
Long term incentive scheme , equity settled | ADS
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)							643,286
Deferred shares plan
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	2,853,375
Deferred shares plan | ADS
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	114,135
Mr Kaan Terzioglu | Long term incentive scheme , equity settled
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)				3,201,250
Mr Kaan Terzioglu | Long term incentive scheme , equity settled | ADS
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)				128,050
Mr Kaan Terzioglu | Deferred shares plan
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		2,393,275	1,431,220			3,662,240
Number of shares withheld for taxes		1,268,965
Mr Kaan Terzioglu | Deferred shares plan | ADS
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		95,731	57,249			146,490
Number of shares withheld for taxes		50,759
Group Executive Committee | Long term incentive scheme , equity settled
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)			10,457,359
Vesting period			3 years
Group Executive Committee | Long term incentive scheme , equity settled | ADS
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)			418,294
Joop Brakenhoff | Long term incentive scheme , equity settled
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)			434,549
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		482,325
Number of shares withheld for taxes		472,743
Joop Brakenhoff | Long term incentive scheme , equity settled | ADS
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)			17,382
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		19,293
Number of shares withheld for taxes		18,910
Joop Brakenhoff | Deferred shares plan
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)								52,543
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		52,550	520,519		104,047
Number of shares withheld for taxes		51,497						51,504
Joop Brakenhoff | Deferred shares plan | ADS
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)								2,102
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		2,102	20,821		4,162
Number of shares withheld for taxes		2,060						2,060
Omiyinka Doris | Long term incentive scheme , equity settled
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)			372,470
Omiyinka Doris | Long term incentive scheme , equity settled | ADS
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)			14,899
Omiyinka Doris | Deferred shares plan
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		333,900	288,703
Number of shares withheld for taxes		327,273
Omiyinka Doris | Deferred shares plan | ADS
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		13,356	11,485
Number of shares withheld for taxes		13,091
Former board member | Long term incentive scheme , equity settled
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)			1,821,475
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		1,648,225
Number of shares withheld for taxes		173,250
Former board member | Long term incentive scheme , equity settled | ADS
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)			72,859
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		65,929
Number of shares withheld for taxes		6,930
Former board member | Long term incentive scheme, cash settled
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)			3,095,300
Former board member | Long term incentive scheme, cash settled | ADS
Disclosure of detailed information about financial instruments [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)			123,812